SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Lease
Remaining of the year	$ 46,182
Year one	53,878	$ 61,575
Year two		53,879
Total Lease Payments	100,060	115,454
Less: imputed interest	(4,009)	(5,352)
Less: prepayments
Present value of lease liabilities	96,051	110,102
Current portion of obligations under operating leases	58,120	57,349
Obligations under operating leases, non-current	$ 37,931	$ 52,753